Lease liability - Summary of Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Current lease liabilities	$ 2,445
Current lease liability			$ 631
Non-current lease liability	17,306
Non-current lease liability			5,064
Total lease liabilities	19,751	$ 19,683
Finance lease liabilities		$ 5,695	5,695
Property
Disclosure of detailed information about property, plant and equipment [line items]
Current lease liabilities	2,382
Current lease liability			631
Non-current lease liability	17,200
Non-current lease liability			$ 5,064
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Current lease liabilities	24
Non-current lease liability	45
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Current lease liabilities	39
Non-current lease liability	$ 61